Notes to the Profit or Loss Statement - Summary Of Average Number Of Employees (Detail) - Employees	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number Of Employees [Line Items]
Number of employees	564	647	678
Production
Number Of Employees [Line Items]
Number of employees	9	7	7
Research and Development
Number Of Employees [Line Items]
Number of employees	365	438	440
Selling
Number Of Employees [Line Items]
Number of employees	63	72	108
General and Administrative
Number Of Employees [Line Items]
Number of employees	127	130	123